NET (LOSS) INCOME PER SHARE (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Incremental weighted average shares from assumed exercise of share option	7,631,964	620,154	4,659